CORPORATE INCOME TAX - Tax loss carried forward (Details) ₫ in Millions, $ in Millions	1 Months Ended
	Aug. 31, 2025 VND (₫)	Aug. 31, 2025 USD ($)	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)
Tax loss carried forward
Tax loss amount			₫ 60,453,900	$ 2,406.5
Deferred tax assets recognized			0
Novatech | Spin-off
Tax loss carried forward
Accumulated tax losses	₫ 44,125,200	$ 1,756.5
VinFast Trading and Production JSC
Tax loss carried forward
Tax loss amount			28,924,000
Operating Loss Carryforwards, Forfeited Amount			3,994,800
Subsidiaries other than Vietnam
Tax loss carried forward
Tax loss amount			₫ 31,529,900	$ 1,255.1